Basis of Presentation (Details)	0 Months Ended	1 Months Ended
	Dec. 08, 2006	Jan. 27, 2010	Dec. 31, 2013 Seatra	Dec. 31, 2013 All other subsidiaries
Number of common shares issued in initial public offering	14,375,000	4,491,900
Ownership percentage in subsidiary			50.00%	100.00%